Reconciliation of profit for the year to cash flow from operations - Summary of Reconciliation of Profit for the Year to Cash Flow From Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of profit (loss) to net cash flows from operating activities [Line Items]
Profit for the year	$ 759	$ 628	$ 750
Adjustments for:
Net financial expenses	153	115	87
Foreign exchange gains/(losses)	(37)	25	(35)
Remeasurement of contingent purchase consideration	8	4	4
Income tax charge	315	269	260
Operating profit adjustments:
Impairment loss/(reversal) on financial assets	21	10	(1)
Other net impairment charges	2	0	0
Other operating exceptional items	21	12	(28)
Depreciation and amortisation	67	65	67
Operating profit adjustments	111	87	38
Contract assets deduction in revenue	52	43	37
Share-based payments cost	47	44	36
Other adjustments for non-cash items	93	77	60
System Fund adjustments:
Depreciation and amortisation	79	80	83
Impairment loss on financial assets	19	9	0
Other impairment charges	0	3	0
Share-based payments cost	25	23	20
Share of losses of associates	2	2	3
System fund adjustments	125	117	106
Working capital and other adjustments:
Increase in deferred revenue	107	214	123
Increase in trade and other receivables	(51)	(106)	(70)
(Decrease)/increase in trade and other payables	(25)	(45)	31
Other net adjustments	5	(7)	(5)
Working capital and other adjustments	36	56	79
Cash flows relating to operating exceptional items	(23)	8	(29)
Contract acquisition costs, net of repayments	(179)	(237)	(101)
Total adjustments	602	521	469
Cash flow from operations	1,361	1,149	1,219
Share of profits of associates and joint ventures (before exceptional items)
Operating profit adjustments:
Share of profits of associates and joint ventures (before exceptional items)	$ (6)	$ (10)	$ (13)